Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

Note 4 – Inventories

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of September 30, 2023 and December 31, 2022, inventories consisted of the following:

	September 30, 2023	December 31, 2022
	(Unaudited)
Raw materials	$15,706	$8,900
Finished goods	1,591,454	1,329,577
Total	$1,607,160	$1,338,477

Note 4 - Inventories, net

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of December 31, 2022 and December 31, 2021, inventories consisted of the following:

	December 31, 2022	December 31, 2021

Raw materials	$8,900	$29,246
Finished goods, net	1,329,577	449,432
Total	1,338,477	478,678

As of December 31, 2021, the Company wrote $532,366 off for the finished goods held on hand due to its defective nature. The finished goods were sold at a discounted price for the year 2022.

Gain on selling of imperfection

During the year 2021, the Company has identified the inventory in the amount of $709,479 which was scraped out and unsellable to our customers. However, after RSLP made multiple claims to the supplier, the supplier made a lab test for the scraped parts in order to identify the problems. After reprocessing, RSLP sold $545,975 of the total imperfections to the customer at a reduced price. The total amount of gain on the selling of imperfections is $462,368.